Summary of Significant Accounting Policies - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories
Raw materials and supplies	$ 410,945	$ 479,479	$ 362,526
Work-in process	68,031	27,422	150,369
Finished goods	163,985	185,467	313,117
Total	$ 642,961	$ 692,368	$ 826,012